CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenues
Third parties	$ 1,727.6	$ 1,849.6	$ 1,134.2
Related parties	461.3	576.3	666.6
Total net revenues	2,188.9	2,425.9	1,800.8
Cost of revenues
Third parties	1,567.7	1,604.9	923.8
Related parties	376.4	380.7	543.0
Total cost of revenues	1,944.1	1,985.6	1,466.8
Gross profit	244.8	440.3	334.0
Operating expenses:
Selling expenses	114.5	120.1	94.1
General and administrative expenses	99.1	78.2	91.7
Research and development expenses	24.0	49.2	48.3
Other income	(18.4)	0.0	0.0
Restructuring charges	0.0	0.7	22.0
Total operating expenses	219.2	248.2	256.1
Operating income	25.6	192.1	77.9
Interest expense	(44.9)	(54.5)	(66.9)
Interest income	4.9	8.1	10.9
Exchange gains (losses)	18.0	(3.5)	(23.6)
Changes in fair value of derivative contracts	(3.3)	(24.4)	9.6
Investment loss	(0.2)	0.0	(1.3)
Share of losses of equity method investments	(0.5)	(0.9)	(0.6)
Reversal of litigation accruals	0.0	0.0	48.5
Miscellaneous income (loss) - net	0.0	6.3	(0.6)
Income (loss) before income taxes	(0.4)	123.2	53.9
Income tax expense (benefit)	12.0	(4.3)	10.1
Net income (loss)	$ (12.4)	$ 127.5	$ 43.8
Net income (loss) per share:
Basic	$ (0.00)	$ 0.03	$ 0.01
Diluted	$ (0.00)	$ 0.03	$ 0.01
Number of shares used in computation of net income per share:
Basic	4,162,018,711	4,158,984,882	4,120,369,328
Diluted	4,162,018,711	4,159,297,541	4,120,689,668
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	$ 59.9	$ (59.8)	$ (34.6)
Pension adjustments	(0.2)	(0.3)
Comprehensive income attributable to Hanwha Q CELLS Co., Ltd.'s shareholders	$ 47.3	$ 67.4	$ 9.2